Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	UBIC, Inc.
Entity Central Index Key	0001550935
Document Type	20-F
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,193,136
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY